Land use right, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Land use right, net
Land use right	¥ 0	$ 0	¥ 101,007
Less: Accumulated amortization	0	0	(12,540)
Net book value	¥ 0	$ 0	¥ 88,467